Financial instruments - Notional, average contract rates and maturities (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 GBP (£)	Sep. 30, 2025 SEK (kr)	Sep. 30, 2024 CAD ($)
USD/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities		$ 482,362
USD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	87.72%	87.72%	87.72%	87.72%	87.72%
USD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	92.05%	92.05%	92.05%	92.05%	92.05%
CAD/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities	$ 458,999
CAD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	64.89%	64.89%	64.89%	64.89%	64.89%
CAD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	68.22%	68.22%	68.22%	68.22%	68.22%
EUR/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 170,890
EUR/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	99.00%	99.00%	99.00%	99.00%	99.00%
EUR/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	107.80%	107.80%	107.80%	107.80%	107.80%
GBP/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | £				£ 129,282
GBP/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	112.00%	112.00%	112.00%	112.00%	112.00%
GBP/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	120.29%	120.29%	120.29%	120.29%	120.29%
SEK/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | kr					kr 258,452
SEK/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	8.72%	8.72%	8.72%	8.72%	8.72%
SEK/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	9.63%	9.63%	9.63%	9.63%	9.63%
GBP/EUR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | £				£ 104,627
GBP/EUR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1.15%	1.15%	1.15%	1.15%	1.15%
GBP/EUR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%
GBP/SEK
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | £				£ 56,618
GBP/SEK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	12.63%	12.63%	12.63%	12.63%	12.63%
GBP/SEK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%
EUR/MAD
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 6,000
EUR/MAD | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.58%	10.58%	10.58%	10.58%	10.58%
EUR/MAD | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%
EUR/CZK
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 25,800
EUR/CZK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	25.04%	25.04%	25.04%	25.04%	25.04%
EUR/CZK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	25.51%	25.51%	25.51%	25.51%	25.51%
Others
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities	$ 58,644
At fair value
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(56,596)					$ (15,578)
At fair value | USD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						2,091
Hedged item, liabilities	(16,732)
At fair value | CAD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						314
Hedged item, liabilities	(5,425)
At fair value | EUR/INR
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(17,312)					(1,156)
At fair value | GBP/INR
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(12,921)					(8,700)
At fair value | SEK/INR
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(3,075)					(720)
At fair value | GBP/EUR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	223
Hedged item, liabilities						(5,763)
At fair value | GBP/SEK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						0
Hedged item, liabilities	(210)
At fair value | EUR/MAD
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(87)					(548)
At fair value | EUR/CZK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	724
Hedged item, liabilities						(473)
At fair value | Others
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	$ (1,781)					$ (623)